Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	€ 539.2	€ 531.3
Cost of sales	(367.9)	(375.2)
Gross profit	171.3	156.1
Other operating expenses	(82.8)	(80.9)
Exceptional items	(1.5)	0.1
Operating profit	87.0	75.3
Finance income	6.2	1.6
Finance costs	(12.3)	(17.7)
Net financing costs	(6.1)	(16.1)
Profit before tax	80.9	59.2
Taxation	(18.5)	(11.2)
Profit for the period	€ 62.4	€ 48.0
Earnings per share
Basic and diluted earnings per share (in euro per share)	€ 0.36	€ 0.26